Share Based Payment (Details 2) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Number outstanding at end of year	3,472,547	4,055,260	2,384,909
0.40 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	295,392	336,802	382,475
Weighted average remaining contractual Life	5 years 4 months 20 days	6 years 3 months 26 days	7 years 2 months 23 days
0.40 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	322,783	341,606	351,606
Weighted average remaining contractual Life	6 years 2 months 30 days	7 years 2 months 30 days	8 years 3 months 4 days
0.40 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	261,634	372,310	407,698
Weighted average remaining contractual Life	7 years 18 days	8 years 18 days	9 years 18 days
0.41 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	370,016
Weighted average remaining contractual Life	9 years 5 months 23 days
0.41 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	200,000
Weighted average remaining contractual Life	9 years 5 months 23 days
0.61 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	18,823	162,694	248,458
Weighted average remaining contractual Life	6 years 4 days	7 years 4 days	8 years 4 days
0.82 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	100,000
Weighted average remaining contractual Life	9 years 5 months 23 days
1.22 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	270,000	305,008
Weighted average remaining contractual Life	8 years 10 months 28 days	9 years 10 months 28 days
1.24 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	431,408
Weighted average remaining contractual Life	7 years 7 months 28 days
1.24 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	155,561
Weighted average remaining contractual Life	7 years 8 months 16 days
1.24 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	322,896
Weighted average remaining contractual Life	8 years 2 months 27 days
1.24 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	230,016
Weighted average remaining contractual Life	8 years 6 months 21 days
1.24 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	100,000
Weighted average remaining contractual Life	8 years 3 months 26 days
1.24 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	150,000
Weighted average remaining contractual Life	8 years 7 months 28 days
1.28 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year		162,912	171,408
Weighted average remaining contractual Life		8 years 8 months 16 days	9 years 8 months 16 days
1.37 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	3,393	614,288	773,264
Weighted average remaining contractual Life	7 years 7 months 28 days	8 years 7 months 28 days	9 years 7 months 28 days
1.58 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	50,000	450,000
Weighted average remaining contractual Life	8 years 7 months 28 days	9 years 8 months 2 days
1.73 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	50,000	50,000	50,000
Weighted average remaining contractual Life	7 months 28 days	1 year 7 months 28 days	2 years 7 months 28 days
1.76 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	28,125	547,896
Weighted average remaining contractual Life	8 years 2 months 30 days	9 years 2 months 30 days
1.83 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year		100,000
Weighted average remaining contractual Life		9 years 3 months 26 days
1.94 [Member]
Statement Line Items [Line Items]
Number outstanding at end of year	112,500	611,744
Weighted average remaining contractual Life	8 years 6 months 21 days	9 years 6 months 25 days